Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Anheuser-Busch InBev NV/SA 2.125% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	2 April 2020
Aggregate principal amount	$ 1,000
Currency	EUR
Interest rate	2.125%
Maturity date	2 December 2027
Name of issuer	ABISA
Anheuser-Busch InBev NV/SA 2.875% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	2 April 2020
Aggregate principal amount	$ 1,750
Currency	EUR
Interest rate	2.875%
Maturity date	2 April 2032
Name of issuer	ABISA
Anheuser-Busch InBev NV/SA 3.700% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	2 April 2020
Aggregate principal amount	$ 1,750
Currency	EUR
Interest rate	3.70%
Maturity date	2 April 2040
Name of issuer	ABISA
Anheuser-Busch InBev Worlswide Inc. 3.500% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	3 April 2020
Aggregate principal amount	$ 1,750
Currency	USD
Interest rate	3.50%
Maturity date	1 June 2030
Name of issuer	ABIWW
Anheuser-Busch InBev Worlswide Inc. 4.350% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	3 April 2020
Aggregate principal amount	$ 1,000
Currency	USD
Interest rate	4.35%
Maturity date	1 June 2040
Name of issuer	ABIWW
Anheuser-Busch InBev Worlswide Inc. 4.500% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	3 April 2020
Aggregate principal amount	$ 2,250
Currency	USD
Interest rate	4.50%
Maturity date	1 June 2050
Name of issuer	ABIWW
Anheuser-Busch InBev Worlswide Inc. 4.600% [member]
Disclosure of detailed information about borrowings [line items]
Issue date	3 April 2020
Aggregate principal amount	$ 1,000
Currency	USD
Interest rate	4.60%
Maturity date	1 June 2060
Name of issuer	ABIWW